Consolidated Statement Of Changes In Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2009	$ 2	$ 91,855	$ 76	$ (89,975)	$ 1,958
Balance, shares at Dec. 31, 2009	2,080,239
Comprehensive income:
Net loss				(1,933)	(1,933)
Net unrealized gains (losses) on foreign currency translation			(54)		(54)
Comprehensive loss					(1,987)
Exercise of stock options		72			72
Exercise of stock options, shares	10,313
Noncash stock-based compensation		92			92
Balance at Dec. 31, 2010	2	92,019	22	(91,908)	135
Balance, shares at Dec. 31, 2010	2,090,552
Comprehensive income:
Net loss				(2,360)	(2,360)
Net unrealized gains (losses) on foreign currency translation			27		27
Comprehensive loss					(2,333)
Private placement sale of common stock	3	1,201			1,204
Private placement sale of common stock, shares	3,009,711
Shareholder rights offering	5	1,980			1,985
Shareholder rights offering, shares	4,964,854
Fractional shares not issued, shares	(308)
Exercise of warrants		174			174
Exercise of warrants, shares	436,668
Noncash stock-based compensation		256			256
Balance at Dec. 31, 2011	$ 10	$ 95,630	$ 49	$ (94,268)	$ 1,421
Balance, shares at Dec. 31, 2011	10,501,477